UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ironclad Managed Risk Fund

(Ticker Symbol: IRONX)

SEMI-ANNUAL REPORT

MARCH 31, 2021

Ironclad Managed Risk Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	16
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ironclad Managed Risk Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.IroncladFunds.com

Ironclad Managed Risk Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 70.5%
	CALL OPTIONS – 62.1%
	S&P 500 Index
184	Exercise Price: $3,800.00, Notional Amount: $69,920,000, Expiration Date: September 17, 2021	$5,476,760
45	Exercise Price: $3,800.00, Notional Amount: $17,100,000, Expiration Date: July 16, 2021	1,164,150
500	Exercise Price: $3,000.00, Notional Amount: $150,000,000, Expiration Date: June 18, 2021	48,695,000
	TOTAL CALL OPTIONS
	(Cost $53,438,692)	55,335,910
	PUT OPTIONS – 8.4%
	ARK Innovation ETF
575	Exercise Price: $115.00, Notional Amount: $6,612,500, Expiration Date: September 17, 2021	721,625
	S&P 500 Index
500	Exercise Price: $4,000.00, Notional Amount: $200,000,000, Expiration Date: June 18, 2021	6,732,500
	TOTAL PUT OPTIONS
	(Cost $8,849,777)	7,454,125
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $62,288,469)	62,790,035

Number of Shares
	SHORT-TERM INVESTMENTS–36.2%
32,279,300	Fidelity Investments Money Market Funds Government Portfolio - Class I, 0.01%[1]	32,279,300
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,279,300)	32,279,300
	TOTAL INVESTMENTS – 106.7%
	(Cost $94,567,769)	95,069,335
	Liabilities in Excess of Other Assets – (6.7)%	(5,996,012)
	TOTAL NET ASSETS – 100.0%	$89,073,323

Ironclad Managed Risk Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS – (6.3)%
	CALL OPTIONS – (5.5)%
	S&P 500 Index
(500)	Exercise Price: $4,000.00, Notional Amount: $(200,000,000), Expiration Date: June 18, 2021	$(4,940,000)
	TOTAL CALL OPTIONS
	(Proceeds $6,000,668)	(4,940,000)
	PUT OPTIONS – (0.8)%
	S&P 500 Index
(17)	Exercise Price: $3,940.00, Notional Amount: $(6,698,000), Expiration Date: April 1, 2021	(4,845)
(17)	Exercise Price: $3,970.00, Notional Amount: $(6,749,000), Expiration Date: April 23, 2021	(96,730)
(17)	Exercise Price: $3,925.00, Notional Amount: $(6,672,500), Expiration Date: April 9, 2021	(30,260)
(17)	Exercise Price: $3,925.00, Notional Amount: $(6,672,500), Expiration Date: April 16, 2021	(51,765)
(500)	Exercise Price: $3,000.00, Notional Amount: $(150,000,000), Expiration Date: June 18, 2021	(510,000)
	TOTAL PUT OPTIONS
	(Proceeds $1,290,760)	(693,600)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $7,291,428)	$(5,633,600)

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type	Percent of Total Net Assets
Purchased Options Contracts	70.5%
Short-Term Investments	36.2%
Total Investments	106.7%
Liabilities in Excess of Other Assets	(6.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $32,279,300)	$32,279,300
Purchased options contracts, at value (cost $62,288,469)	62,790,035
Cash deposited with broker for written options contracts	2,500
Receivables:
Fund shares sold	102,227
Interest	345
Prepaid expenses	18,127
Other assets	2,591
Total Assets	95,195,125

Liabilities:
Written options contracts, at value (proceeds $7,291,428)	5,633,600
Payables:
Fund shares redeemed	362,380
Advisory fees	71,115
Administration fees	20,000
Transfer agent fees and expenses	8,527
Custody fees	3,903
Auditing fees	9,349
Trustees' Deferred compensation (Note 3)	5,428
Chief Compliance Officer fees	2,263
Trustees' fees and expenses	171
Accrued other expenses	5,066
Total Liabilities	6,121,802

Net Assets	$89,073,323

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$83,462,049
Total distributable earnings	5,611,274
Net Assets	$89,073,323

Shares of beneficial interest issued and outstanding	8,334,290
Net asset value, offering and redemption price per share	$10.69

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2021 (Unaudited)

Investment Income:
Interest	$2,683
Total investment income	2,683

Expenses:
Advisory fees	479,941
Administration fees	64,880
Transfer agent fees	17,350
Custody fees	5,877
Registration fees	17,441
Auditing fees	9,349
Chief compliance officer fees	8,124
Legal fees	6,338
Trustees' fees and expenses	4,127
Miscellaneous	3,856
Shareholder reporting fees	3,850
Total expenses	621,133
Advisory fees waived	(75,746)
Net expenses	545,387
Net investment loss	(542,704)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Purchased options contracts	15,280,770
Written options contracts	(9,807,316)
Net realized gain	5,473,454
Net change in unrealized appreciation/depreciation on:
Purchased options contracts	(392,363)
Written options contracts	1,077,220
Net change in unrealized appreciation/depreciation	684,857
Net realized and unrealized gain	6,158,311

Net Increase in Net Assets from Operations	$5,615,607

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(542,704)	$(423,942)
Net realized gain on purchased options contracts and written options contracts	5,473,454	4,011,211
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	684,857	1,405,899
Net increase from payment by affiliates (Note 3)	-	2,591
Net increase in net assets resulting from operations	5,615,607	4,995,759

Distributions to Shareholders:
Distributions	(3,534,247)	(893,460)
Total	(3,534,247)	(893,460)

Capital Transactions:
Net proceeds from shares sold	7,410,224	26,855,126
Reinvestment of distributions	3,464,786	864,606
Cost of shares redeemed[1]	(12,450,560)	(40,157,274)
Net decrease in net assets from capital transactions	(1,575,550)	(12,437,542)

Total increase (decrease) in net assets	505,810	(8,335,243)

Net Assets:
Beginning of year	88,567,513	96,902,756
End of year	$89,073,323	$88,567,513
Capital Share Transactions:
Shares sold	697,903	2,639,667
Shares reinvested	332,513	85,774
Shares redeemed	(1,178,312)	(3,927,601)
Net decrease in capital share transactions	(147,896)	(1,202,160)

[1]	Net of redemption fee proceeds of $369 and $3,577, respectively,

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31,	For the Year Ended September 30,
	2021 (Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.44	$10.01	$10.96	$11.20	$10.85	10.85
Income from Investment Operations:
Net investment income (loss) [1]	(0.07)	(0.05)	0.09	(0.03)	(0.09)	(0.13)
Net realized and unrealized gain (loss)	(0.12)	0.58	(0.19)	0.80	0.59	0.36
Net increase from payment by affiliates (Note 3)	-	- [2]	-	-	-	-
Total from investment operations	(0.19)	0.53	(0.10)	0.77	0.50	0.23
Less Distributions:
From net investment income	-	(0.10)	-	-	-	-
From net realized gain	0.44	-	(0.85)	(1.01)	(0.15)	(0.23)
Total distributions	0.44	(0.10)	(0.85)	(1.01)	(0.15)	(0.23)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$10.69	$10.44	$10.01	$10.96	$11.20	10.85
Total return[3]	6.68%[4]	5.37%	(1.00)%	7.56%	4.69%	2.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$89,073	$88,568	$96,903	$85,679	$125,410	246,499
Ratio of expenses to average net assets:
Before fees waived	1.43%[5]	1.39%	1.39%	1.39%	1.34%	1.29%
After fees waived	1.25%[5]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived	(1.42)%[5]	(0.59)%	0.78%	(0.44)%	(0.89)%	(1.22)%
After fees waived	(1.24)%[5]	(0.45)%	0.92%	(0.30)%	(0.80)%	(1.18)%
Portfolio turnover rate	-%[4]	-%	-%	-%	47%	-%

1	Based on average daily shares outstanding for the year.
2	Amount represents less than $0.01 per share.
3	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Note 1 – Organization

Ironclad Managed Risk Fund (the “Fund”) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund's primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946

“Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options

The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

Under normal circumstances, the Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The Fund’s investment advisor seeks to reduce the overall volatility of returns of the Fund by managing a portfolio of options. For defensive purposes, or if the options expire, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency. When the Fund takes a defensive position, the Fund may not achieve its investment objective.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Short-Term Investments

The Fund invests a significant amount (36.2% as of March 31, 2021) in the Fidelity Investments Money Market Funds Government Portfolio Class I (“FIGXX”). FIGXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

FIGXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per the March 31, 2021 Annual report of FIGXX was 0.15%.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended September 30, 2017-2020, and the six months ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment loss or net realized gain may differ from the character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ironclad Investments LLC (the “Advisor”). Under the terms of the Agreement, the Advisor is entitled to receive from the Fund an annual management fee that decreases as assets increase, as follows: 1.10% on the first $1 billion, 1.05% on the next $2 billion, and 1.00% on assets in excess of $3 billion, calculated daily and payable monthly, of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect as long as the Investment Advisory Agreement for the Fund is in effect, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended March 31, 2021, the Advisor waived advisory fees totaling $75,746. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At March 31, 2021, the amount of these potentially recoverable expenses was $465,666.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

The Advisor may recapture all or a portion of this amount no later than September 30, of the years stated below:

2021	$131,748
2022	126,720
2023	131,452
2024	75,746
Total:	$465,666

An affiliate reimbursed the Fund $2,591 for losses from a settlement error during the year ended 9/30/2020. This amount is reported on the Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2021 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended March 31, 2021, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2021, are reported on the Statement of Operations.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2021, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$87,276,341

Gross unrealized appreciation	$3,675,043
Gross unrealized depreciation	(1,515,649)
Net unrealized depreciation	$2,159,394

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2020, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,123,267
Undistributed long-term capital gains	2,410,882
Tax accumulated earnings	3,534,149

Accumulated capital and other losses	-
Unrealized deferred compensation	(4,235)
Total accumulated earnings	$3,529,914

The tax character of the distributions paid during the fiscal years ended September 30, 2020 and September 30, 2019 were as follows:

Distributions paid from:	2020	2019
Ordinary Income	$893,460	$2,336,411
Net long-term capital gains	-	3,907,143
Total distributions paid	$893,460	$6,243,554

During the fiscal year ended September 30, 2020, the Fund utilized $1,436,208 of non-expiring capital loss carryforwards. As of September 30, 2020, the Fund had no non-expiring capital loss carryforwards

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2021 and the year ended September 30, 2020, the Fund received $369 and $3,577, respectively.

Note 6 – Investment Transactions

The Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes and exchange traded funds (“ETFs”). The Fund did not have any purchases or sales of investments with maturities of one year or more during the six months ended March 31, 2021.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts containing a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how this information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Purchased Options Contracts	$62,790,035	$-	$-	$62,790,035
Short-Term Investments
Money Market	32,279,300	-	-	32,279,300
Total Assets	$95,069,335	$-	$-	$95,069,335

Liabilities

Written Options Contracts	$5,633,600	$-	$-	$5,633,600
Total Liabilities	$5,633,600	$-	$-	$5,633,600

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the six months ended March 31, 2021.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2021 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$62,790,035	Written options contracts, at value	$5,633,600
Total		$62,790,035		$5,633,600

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$15,280,770	$(9,807,316)
Total	$15,280,770	$(9,807,316)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(392,363)	$1,077,220
Total	$(392,363)	$1,077,220

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

The quarterly average volumes of derivative instruments as of March 31, 2021 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Notional value	$286,967,500
	Written options contracts	Notional value	$226,407,333

Note 10 – Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Ironclad Managed Risk Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At a meeting held on March 10-11, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Ironclad Investments, LLC (the “Investment Advisor”) with respect to the Ironclad Managed Risk Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Advisory Agreement at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the CBOE S&P 500 One-Week PutWrite Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Options-based fund universe (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended December 31, 2020; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total returns for the one- and three-year periods were above the Peer Group median returns and the CBOE S&P 500 One-Week PutWrite Index returns, but below the Fund Universe median returns by 0.30% and 0.20%, respectively. The Fund’s annualized total return for the ten-year period was above the CBOE S&P Index return and was the same as the Fund Universe median return but was below the Peer Group median return by 0.87%. For the five-year period, the Fund’s annualized total return was above the CBOE S&P Index return and was the same as the Peer Group median return but was below the Fund Universe median return by 1.74%. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, five- and ten-year periods.

Ironclad Managed Risk Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.10% and 0.35%, respectively. The Trustees noted that the Fund’s advisory fee was not within the highest quartile of the Peer Group. The Trustees also considered that the Investment Advisor has no advisory clients other than the Fund, and therefore they could not compare the Fund’s advisory fee to the fees charged by the Investment Advisor to other clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.25%.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended December 31, 2020, noting that the Investment Advisor had waived a portion of its advisory fee. The Board determined that the Investment Advisor’s profit with respect to the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that the Fund’s advisory fee schedule included fee breakpoints at the $1 billion and $3 billion asset levels, which were designed to pass any benefits of economies of scale to the Fund’s shareholders.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Ironclad Managed Risk Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on March 10-11, 2021 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the Ironclad Managed Risk Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed Ironclad Investments LLC, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from July 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions);

●	An overview of market liquidity for the Fund during the Program Reporting Period;

●	The Fund's ability to meet redemption requests;

●	The Fund's cash management;

●	The Fund's borrowing activity, if any, in order to meet redemption requests;

●	The Fund's compliance with the 15% limit of illiquid investments; and

●	The Fund's status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as “highly liquid investments,” and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Ironclad Managed Risk Fund

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2021 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/20	3/31/21	10/1/20 – 3/31/21
Actual Performance	$ 1,000.00	$ 1,066.80	$ 6.44
Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ironclad Managed Risk Fund

A series of Investment Managers Series Trust

Investment Advisor

Ironclad Investments LLC

190 Independence Lane, Suite 2D

Maitland, Florida 32751

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ironclad Managed Risk Fund	IRONX	461418 642

Privacy Principles of the Ironclad Managed Risk Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ironclad Managed Risk Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 979-IRON (4766) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 979-IRON (4766) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding Mailings

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semiannual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 979-IRON (4766).

Ironclad Managed Risk Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 979-IRON (4766)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	6/07/20201

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	6/07/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/07/2021